Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues
Revenues		$ 8,449
Total Revenues		8,449
Cost of Revenues
Cost of revenues		19,749
Gross profit		(11,300)
Operating expenses
Selling, general & administrative expenses	480,495	491,593
Research and development expenses	22,505	31,348
Total operating expenses	503,000	522,941
Loss from operations	(503,000)	(534,241)
Other income (expenses)
Other income	177	2,677
Other expenses	(5,002)
Total other income (expenses)	(4,825)	2,677
Loss from continuing operations before provision of income taxes	(507,825)	(531,564)
Provision for income taxes expenses
Net loss from continuing operations	(507,825)	(531,564)
Discontinued operations
Loss from discontinued operations, net of income tax		(127,478)
Loss from discontinued operations, net of income tax		(127,478)
Net loss	(507,825)	(659,042)
Comprehensive loss
Net loss	(507,825)	(659,042)
Other comprehensive income
Foreign currency translation adjustment	(92,173)	40,824
Total comprehensive loss	$ (599,998)	$ (618,218)
(Loss) earnings per common share
Continuing operations - Basic and Diluted (in Dollars per share)	$ (0.02)	$ (0.02)
Discontinued operations - Basic and Diluted (in Dollars per share)		(0.01)
Net loss per common share - basic and diluted (in Dollars per share)	$ (0.02)	$ (0.03)
Weighted average Class A ordinary shares outstanding, basic and diluted (in Shares)	21,356,290	21,426,074